COLT 2022-9 ABS-15G

Exhibit 99.53

Exception Level

Run Date - 10/27/2022

Recovco Loan ID	Dummy ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
XXXX	4350100764	XXXXXXXXX	XXXXXXXXX	Credit	Guidelines	Resolved	Resolved	ZEHU4PB2OJD-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)	The loan file is missing the XX #XXXX business statement ending XX/XX/XXXX that was utilized to calculate the income. The file contains a printout covering these dates; however, the actual bank statement is missing.	7/8/2022: Resolved. Bank print out covering entire month of 4/2022 received validating deposits used for qualification.
7/6/2022: Remains. Received printout covering these dates. Missing the actual bank statement
7/8/2022: Resolved. Bank print out covering entire month of XX/XX/XXXX received validating deposits used for qualification.
7/6/2022: Remains. Received printout covering these dates. Missing the actual bank statement

XXXX	4350100764	XXXXXXXXX	XXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	ZEHU4PB2OJD-UMCXIDRC	Missing Title evidence	* Missing Title evidence (Lvl R)	The loan file is missing the preliminary title. The loan file contains one page of a Title Supplement 1 (p.437); however, the complete preliminary title is missing.			7/6/2022: Resolved. Received title for $XX	7/6/2022: Resolved. Received title for $XXX
XXXX	4350100764	XXXXXXXXX	XXXXXXXXX	Credit	Credit	Active	2: Acceptable with Warnings	ZEHU4PB2OJD-5ENZSYCH	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl 2)	Audit income is $XX.XX resulting in a DTI of XX.XX% (slightly lower than origination XX.XX%) which exceeds guideline maximum of XX%. The loan file contains an approved exception (p.151) for a DTI of up to XX% based on the low LTV.	XX.XX% LTV is below the maximum XX% LTV by XX%
xxx Representative credit score exceeds the minimum required credit score of xxx by 56 Points.
Borrower has $xxxx residual income after all expenses.
Borrower has been self-employed for X years.
0x30 mortgage history for 12 months.
															7/6/2022: Resolved. Exception approval in file for the DTI with a compensating factor for the LTV being XX%. XX% lower than the max LTV ofXX%	7/6/2022: Resolved. Exception approval in file for the DTI with a compensating factor for the LTV being XX%. XX% lower than the max LTV of XX%
XXXX	4350100764	XXXXXXXXX	XXXXXXXXX	Credit	Eligibility	Active	2: Acceptable with Warnings	ZEHU4PB2OJD-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl 2)	Audit income is $XX.XX resulting in a DTI of XX.XX% (slightly lower than origination XX.XX%) which exceeds guideline maximum of XX%. The loan file contains an approved exception (p.151) for a DTI of up to XX% based on the low LTV.	XX.XX% LTV is below the maximum XX% LTV by XX%
xxx Representative credit score exceeds the minimum required credit score of xxx by 56 Points.
Borrower has $xxxx residual income after all expenses.
Borrower has been self-employed for X years.
0x30 mortgage history for 12 months.
															7/6/2022: Resolved. Exception approval in file for the DTI with a compensating factor for the LTV being XX%. XX% lower than the max LTV of XX%	7/6/2022: Resolved. Exception approval in file for the DTI with a compensating factor for the LTV being XX%. XX% lower than the max LTV of XX%
XXXX	4350100765	XXXXXXXXX	XXXXXXXXX		Credit	Credit	Resolved	Resolved	1WCLGQHT0E1-08D7I9DC	Asset Verification insufficient	* Asset Verification insufficient (Lvl R)	The borrower had gift funds of $XXX.XX The loan file contained a gift letter, on page 458 of the loan file. The CHL Expanded Credit Guidelines dated 05/02/2022, disclosed gift funds must be verified as either currently in the donor’s account or evidence of transfer into the borrower’s account by: Copy of the donor’s check and the borrower’s deposit slip, Copy of the donor’s withdrawal slip and the borrower’s deposit slip, Copy of the donor’s check to the closing agent, Evidence of wire transfer from donor to borrower, or Settlement statement showing receipt of the donor’s check. The loan file contained incomplete gift funds verification documents, as it only contained a copy of the gift funds letter and no evidence of the gift funds still in the donor’s account, transfer into the borrower’s bank account, or direct transfer to the lender.			6/13/2022: Resolved. Received business assets. with personal and business assets, gift was not required for FTC or reserves	6/13/2022: Resolved. Received business assets. with personal and business assets, gift was not required for FTC or reserves
XXXX	4350100765	XXXXXXXXX	XXXXXXXXX		Compliance	Compliance	Resolved	Resolved	1WCLGQHT0E1-ZXW1VRQZ	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued X/X/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 5/26/22. If disclosure was delivered electronically, the E-consent is required as well.		CD dated XX/XX/XXXX	6/9/2022 Resolved. The CD dated XX/XX/XXXX resolved the delivery date fail.	6/9/2022 Resolved. The CD dated XX/XX/XXXX resolved the delivery date fail.
XXXX	4350100765	XXXXXXXXX	XXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	1WCLGQHT0E1-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The preliminary title report, on page 1063 of the loan file, does not disclose a proposed policy amount. The insured amount should be $XX.XX which is the amount of the subject loan. The title provided in the loan file is missing evidence of sufficient coverage.			6/8/2022: Resolved. Received title for $XX	6/8/2022: Resolved. Received title for $XXX
XXXX	4350100765	XXXXXXXXX	XXXXXXXXX		Credit	Title Issue	Resolved	Resolved	1WCLGQHT0E1-12W30VUO	Title holder is not an individual	* Title holder is not an individual (Lvl R)	The preliminary title report, on page 1063 of the loan file, disclosed it was vested in XXXX, which was the seller of the subject property. Per the CHL Expanded Credit Guidelines dated 05/02/2022, only loans qualifying under the Investor Plus program allowed for vesting to be in the name of an LLC or business entity. Per the loan file notes, on page 182 of the loan file, the subject loan transaction was a Homeowner Plus program loan for the purchase of an owner occupied property not an investment property; therefore, had the wrong vesting. The title provided in the loan file has the incorrect vesting.			6/8/2022: Resolved. Received title in the name of XXXX and XXXX, husband and wife as community property with right of survivorship	6/8/2022: Resolved. Received title in the name of XXXX and XXXX, husband and wife as community property with right of survivorship
XXXX	4350100767	XXXXXXXXX	XXXXXXXXX		Compliance	Compliance	Resolved	Resolved	VF0425BGCJT-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)	A revised disclosure was not provided to the consumer within 3 business days of the rate lock date, XX/XX/XXXX. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.		LE dated XX/XX/XXXX	6/6/2022 Resolved. The LE dated XX/XX/XXXX resolved the TRID disclosure delivery violation.	6/6/2022 Resolved. The LE dated XX/XX/XXXX resolved the TRID disclosure delivery violation.
XXXX	4350100767	XXXXXXXXX	XXXXXXXXX	Compliance	Compliance	Resolved	Resolved	VF0425BGCJT-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee onXX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $XXX.XX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	Refund check	6/17/2022 Resolved. A copy of the refund check resolved the tolerance violation
6/6/2022 Remains. Although a COC dated XX/XX/XXXX was sent, the COC does not state why the appraisal fee increased. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Per regulation, technical errors, miscalculations, or underestimations of a charge are not valid reasons for a change in fees. A cost to cure in the amount of $XX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

6/15/2022 Remains. Although the LOE, PCCD, and mailing label were provided, the violation cannot be cured because the copy of the refund is missing. Please provide.

..	6/17/2022 Resolved. A copy of the refund check resolved the tolerance violation.
6/6/2022 Remains. Although a COC dated XX/XX/XXXX was sent, the COC does not state why the appraisal fee increased. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Per regulation, technical errors, miscalculations, or underestimations of a charge are not valid reasons for a change in fees. A cost to cure in the amount of $XX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

6/15/2022 Remains. Although the LOE, PCCD, and mailing label were provided, the violation cannot be cured because the copy of the refund is missing. Please provide.

XXXX	4350100767	XXXXXXXXX	XXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	VF0425BGCJT-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The Title Commitment in file (p. 1794) reflects Mortgagee Coverage of $XX.XX Evidence of Mortgagee Coverage in the amount of $XX.XXwas not located in the loan file.			6/6/2022: Resolved. Received title for $XXX	6/6/2022: Resolved. Received title for $XX
XXXX	4350100767	XXXXXXXXX	XXXXXXXXX		Credit	Credit	Resolved	Resolved	VF0425BGCJT-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The final loan application for the borrower and co-borrower (p. 2019) states that the borrowers have or will be applying for a mortgage loan on another property before closing this transaction that is not disclosed on the loan application. Documentation of this loan was not located in the loan file.			6/20/2022: Resolved. Received LOX from borrower stating that it was marked in error	6/20/2022: Resolved. Received LOX from borrower stating that it was marked in error
XXXX	4350100767	XXXXXXXXX	XXXXXXXXX	Credit	Underwriting	Resolved	Resolved	VF0425BGCJT-PH3WIAVD	Income	* Income documentation is incomplete (Lvl R)	Two years business returns and Profit & Loss statements for xxxxxx and xxxxxx were not located in the loan file.	6/22/2022: Resolved. Income from XXXX and XXXX not used or required for qualification. Documentation provided for XXXX and XXXX (loss) in file and verified.

6/20/2022: Remains. Received lox from lender stating that the income used for businesses are less than 10% of the total income used to qualify but the income was used. Missing 2 years business returns and Profit & Loss statements for XXXX and XXXX	6/22/2022: Resolved. Income from XX and XX not used or required for qualification. Documentation provided for XX and XX (loss) in file and verified.

																6/20/2022: Remains. Received lox from lender stating that the income used for businesses are less than 10% of the total income used to qualify but the income was used. Missing 2 years business returns and Profit & Loss statements for XX and XX
XXXX	4350100767	XXXXXXXXX	XXXXXXXXX	Compliance	Compliance	Resolved	Resolved	VF0425BGCJT-ZXW1VRQZ	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii). The only CD's provided were dated 5/16. One of them (printed 10:57AM) does not appear to have been received by the borrower. The other (printed 12:24PM) was signed as consummation, XX/XX/XXXX. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.	CD dated XX/XX/XXXX	6/17/2022 Resolved. The revised CD dated XX/XX/XXXX resolved the delivery date test fail.
6/6/2022 Remains. The Initial CD sent dated XX/XX/XXXX resolved the initial CD delivery date test fail, however, the loan is now failing the revised closing disclosure delivery date test (waiting period required).( 12 CFR §1026.19(f)(2)(ii) ). An APR change required a revised Closing Disclosure. The Revised CD issued on XX/XX/XXXX had a disclosed APR of 7.449% , which is an increase from the previous CD issued on XX/XX/XXXX with APR of XX%. The APR difference is XX% which is above the allowable tolerance (0.125%). The Revised CD issued on XX/XX/XXXX was not received by the borrower at least three business days prior to the Consummation Date, XX/XX/XXXX.
6/17/2022 Resolved. The revised CD dated XX/XX/XXXX resolved the delivery date test fail.
6/6/2022 Remains. The Initial CD sent dated XX/XX/XXXX resolved the initial CD delivery date test fail, however, the loan is now failing the revised closing disclosure delivery date test (waiting period required).( 12 CFR §1026.19(f)(2)(ii) ). An APR change required a revised Closing Disclosure. The Revised CD issued on XX/XX/XXXX had a disclosed APR of XX% , which is an increase from the previous CD issued on XX/XX/XXXX with APR of XX%. The APR difference is XX% which is above the allowable tolerance (0.125%). The Revised CD issued on XX/XX/XXXX was not received by the borrower at least three business days prior to the Consummation Date, XX/XX/XXXX

XXXX	4350100767	XXXXXXXXX	XXXXXXXXX		Compliance	Compliance	Active	2: Acceptable with Warnings	VF0425BGCJT-218OB3NA	Missing TRID Reimbursement Documentation (for requ	* Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) (Lvl 2)	This loan had a tolerance violation at consummation and it was resolved no later than 60 days after consummation. Because it was cured timely, grade is EV2 (B).
XXXX	4350100768	XXXXXXXXX	XXXXXXXXX		Credit	Guidelines	Active	2: Acceptable with Warnings	OLQTTYC1EDP-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	Lender exception: Qualifying on employment offer/contract -91 days start date after COE guidelines max is 60 days.	Loan has X months additional reserves. DTI more than 5% below max
XXXX	4350100769	XXXXXXXXX	XXXXXXXXX		Valuation	ValuationWaterfall	Resolved	Resolved	BO0V5DT0PRR-92YOUD3A	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	The Guidelines Section 10.7.4 states: Loan amounts less than or equal to $XXX.XXrequire one appraisal and a FNMA Collateral Underwriter Score (CU Score). If the CU score is not reporting or is 2.5 or above a CDA must be ordered and valuation must be no less than a 10% variance to utilize the current appraised value. The subject loan amount is $XXX.XX The FNMA UCDP p.371 does not reflect a CU score and the loan file is missing the CDA.		XX/XX/XXXX Field Review received which supports origination value.	06-24-2022 Resolved	06-24-2022 Resolved
XXXX	4350100769	XXXXXXXXX	XXXXXXXXX		Credit	Credit	Resolved	Resolved	BO0V5DT0PRR-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	The loan file is missing the source of the XX/XX/XXXX $XXX.XX deposit into XXXX #XX-XX which was then transferred to the checking #XX-XX. Per the deposit description on p.264, the deposit is from Loan 92; however, there is no documentation for this loan or whatever the source of the $XXX.XX. The $XXX.XX cannot be backed out of the account balance as that would leave the borrower short verified funds for closing.			6/24/2022: Resolved. Asset statements in file reflect the Line of Credit owned by the borrower. Transaction history provided in file reflect the $XXX deposit was transfered from the Line of Credit.	6/24/2022: Resolved. Asset statements in file reflect the Line of Credit owned by the borrower. Transaction history provided in file reflect the $XX deposit was transfered from the Line of Credit.
XXXX	4350100770	XXXXXXXXX	XXXXXXXXX		Credit	Insurance	Resolved	Resolved	ZCCAHDHTSJO-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Hazard Insurance coverage insufficient. The Original loan amount $XXX. Dwelling coverage $XXX. Coverage does not state 100% Replacement Cost Coverage on the policy declaration page. Per Declaration Replacement Cost Coverage and Expanded Replacement Cost "NO".			6/3/2022: Resolved. Received the RCE for the subject property for $XXX	6/3/2022: Resolved. Received the RCE for the subject property for $XX
XXXX	4350100770	XXXXXXXXX	XXXXXXXXX	Credit	Eligibility	Active	2: Acceptable with Warnings	ZCCAHDHTSJO-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl 2)	Lender approved exception XX/XX/XXXX. Exception (1) For RSU Continuance cannot be documented is to allow RSU's that do not have an explicit 3 years continuance that cannot be documented. Exception (2) DTI XX.XX%, exceeds the Max allowed DTI XX%.	Reserves - Reserves of 6 months. 3 in excess of the required 3 months.

Mortgage History - 0x30x24 late

LTV XX% below max XX% by XX%.

													Length of Type of Employment - Both borrowers has been in the same line of work XX years. Currently XX years with XXX & XXXX as XX.
XXXX	4350100771	XXXXXXXXX	XXXXXXXXX		Credit	Underwriting	Resolved	Resolved	AE2KQOAJQSP-JH48LW86	VVOE > 10 days prior to Note date	* VVOE > 10 days prior to Note date (Lvl R)	NV Real Estate license look up (pg 343) is dated XX/XX/XXXX. Note date is XX/XX/XXXX. Missing verification of the existence of the business within 10 business days of closing (per Guidelines section 7.5.25.1, pg 28-29).			7/25/2022: Resolved. Updated pull from the XX web site received.	7/25/2022: Resolved. Updated pull from the XX web site received.
XXXX	4350100771	XXXXXXXXX	XXXXXXXXX		Credit	Credit	Resolved	Resolved	AE2KQOAJQSP-5ENZSYCH	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)	XX% DTI exceeds maximum of XX%. Approved lender exception (pg 190) allowing credit profile short of minimum trade line requirements and allowing XX% DTI. Compensating factors noted per lender: XX% LTV when program max is XX%, payment of rent documented at 0x30x60 pay history and new mortgage payment is less than previous rent obligation, and 6 months reserves is higher than 3 months required.	XX% LTV is below the maximum XX% LTV by X%. 6 months Reserves exceeds the minimum 3 months required by 6 months. Borrower has been employed in same career 6 for years.
XXXX	4350100771	XXXXXXXXX	XXXXXXXXX		Credit	Credit Worthiness	Resolved	Resolved	AE2KQOAJQSP-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl R)	Missing verification of rental history. VOR from management company/institution or If the borrower is making payments to an individual or interested party, a copy of the current lease and 12 months of canceled checks or bank statements must be obtained. VOR history is also being considered for compensating factor.			7/25/2022: Resolved. Received VOR fromXX/XXXX - current	7/25/2022: Resolved. Received VOR from XX/XX/XXXX - current
XXXX	4350100771	XXXXXXXXX	XXXXXXXXX		Credit	Eligibility	Active	2: Acceptable with Warnings	AE2KQOAJQSP-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl 2)	XX% DTI exceeds maximum of XX%. Approved lender exception (pg 190) allowing credit profile short of minimum trade line requirements and allowing XX% DTI. Compensating factors noted per lender: XX% LTV when program max is XX%, payment of rent documented at 0x30x60 pay history and new mortgage payment is less than previous rent obligation, and 6 months reserves is higher than 3 months required.	XX% LTV is below the maximum XX% LTV by XX%. X months Reserves exceeds the minimum X months required by X months. Borrower has been employed in same career X for years.
XXXX	4350100772	XXXXXXXXX	Credit	Eligibility	Resolved	Resolved	W5XIUMC10CD-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	1008/1003 reflects base pay of $XX and bonus income of $XXand commission income of $XX for total qualifying income of $XX. Origination income is not supported. Audit income utilized was base of $XXand commission of $XX for total of $XX. Bonus income was not utilized as the borrower does not have a history of receiving it. Per the VOE (p.368), there has been no bonus income received other than the first two months of 2022. Audit DTI is XX%, which exceeds guideline maximum of XX%.	Borrower has $XX residual income after all expenses. Borrower has been employed at current job for X years.	Base pay is agreed upon at $XX Regarding the bonus income, Section 7.5.4 of the guideline states that “bonus and overtime can be used to qualify if the borrower has received the income for the past 12 months and is likely to continue.” The bonus was not received for only two months. Per the pay stub, the bonus is an annual bonus, paid at the beginning of the year. With this being an annual bonus, paid out at the beginning of the year, the Underwriter is confident in the history and stability of the bonus income and therefore used it for qualifying.
Please	Resolved. The borrower received an annual bonus for 2021 paid out in 2/2022 for $20010. This divided by 12 = $2,000.83 monthly. The borrower shows 1 year of receipt of this bonus as per the VOE in file. The borrower received a promotion in 12/2020 leading to the bonus structure that he received. Guidelines require 1 year of bonus income to qualify
4/26/2022: Remains. Received rebuttal for income stating the UW used a two year average toward qualifying. Audit is using base and 2 year average of commission income. Bonus income is not eligible (per guidelines section 7.5.4) as the borrower has not received bonus income for the past 12 months.
5/13/2022: Remains. Received rebuttal regarding bonus income. The 2022 YTD paystub in file is the only documentation that supports bonus income which does not support past history of bonus income as required.	Resolved. The borrower received an annual bonus for 2021 paid out in 2/2022 for $20010. This divided by 12 = $2,000.83 monthly. The borrower shows 1 year of receipt of this bonus as per the VOE in file. The borrower received a promotion in 12/2020 leading to the bonus structure that he received. Guidelines require 1 year of bonus income to qualify
4/26/2022: Remains. Received rebuttal for income stating the UW used a two year average toward qualifying. Audit is using base and 2 year average of commission income. Bonus income is not eligible (per guidelines section 7.5.4) as the borrower has not received bonus income for the past 12 months.
																5/13/2022: Remains. Received rebuttal regarding bonus income. The 2022 YTD paystub in file is the only documentation that supports bonus income which does not support past history of bonus income as required.
XXXX	4350100772	XXXXXXXXX	Credit	Credit	Resolved	Resolved	W5XIUMC10CD-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl R)	Per the final CD, the borrower gave an EMD of $XX and paid $XXto close. The EMD is documented (p.356, 273). The borrower has verified assets of $XX, which is not sufficient to close and meet the six month reserve requirements. Audit reserves are $XX (3.26 months). At origination, the final 1003 states there are verified assets of $XX based on the liquid assets of $XX and 401K assets of $XX; however, audit did not use 401K assets. The 401K statement ending XX/XX/XXXX shows an ending balance of $XXwith outstanding loan balances of $XX (p.296). There is also a printout dated XX/XX/XXXX that shows the vested balance is $XX after withdrawing $XX on XX/XX/XXXX (p.290). This printout does not show the updated outstanding loan balances, but based on the outstanding loan balance from XX/XX/XXXX, the loan balances are greater than the vested balance; therefore, the funds are not available to use for reserves.	Borrower has $XX residual income after all expenses. Borrower has been employed at current job for X years.	Provided documentation to support vested balance.	5/20/2022: Resolved. Documentation supporting vested balance provided.
4/22/2022: Remains. The latest dated statement on page 283 for 401k shows Total assets of $XXX (2) loans report for a total of $XXX Page 285 shows borrower started with $XXX Then withdrew $XXX and added $XXXleaving a final balance of $XXX - loans $XXX = $XXX. This allows $XXX to be added to reserves. Total assets that must be verified are $XXX + X months reserves of $XXX = $XXX. Borrower now has verified $XXX

5/13/2022: Remains. Received rebuttal stating the 401(k) loan is not part of the vested balance. Provide documentation to verify the vested balance is after the loans have been taken out.
5/19/2022: Remains. Reviewed all 401k docs for the loan and the total assets used are $XXX and $XXX8 are needed
5/20/2022: Resolved. Documentation supporting vested balance provided.
4/22/2022: Remains. The latest dated statement on page 283 for 401k shows Total assets of $33,490, (2) loans report for a total of $35,167.88. Page 285 shows borrower started with $51,809.37 then withdrew $22,560 and added $6,132.94 leaving a final balance of $36,364.27 - loans $35,167.88 = $1,196.39. This allows $837.47 to be added to reserves. Total assets that must be verified are $58,247.96 + 6 months reserves of $31,020.123 = $89,268.08. Borrower now has verified $75,921.57

5/13/2022: Remains. Received rebuttal stating the 401(k) loan is not part of the vested balance. Provide documentation to verify the vested balance is after the loans have been taken out.
5/19/2022: Remains. Reviewed all 401k docs for the loan and the total assets used are $85,121.87 and $89,268.08 are needed

XXXX	4350100772	XXXXXXXXX	Credit	Credit	Resolved	Resolved	W5XIUMC10CD-P293MAUY	Unable to verify all credit obligations (ATR)	* Unable to verify all credit obligations (ATR) (Lvl R)	The borrowers XX account #XX shows a payment of $XX to XX on XX/XX/XXXX (p.326). This account is not reflected on the credit report. The borrower did document the sale of a XX ; however, that was on XX/XX/XXXX (p.229). The payment was not included in the DTI and there was no documentation provided to determine if it is a new auto loan that needs to be included.	$XX residual income after all expenses. Borrower employed at current job for XX years.	4/27/2022: Resolved. Received XXXX bill for XX where the payment on XX/XX/XXXX.
4/25/2022: Remains. Received rebuttal stating there is no evidence in the file that a new auto loan was incurred. The credit report supplement does not show this obligation, inquiries and borrower explanation said no new debt was incurred, and the borrower signed a undisclosed debt acknowledgment that there was no new debt. Review Response: The consumer explanation summary for inquiries (pg 224) does indicate the borrower obtained new credit with XXX with a comment noting a new car was purchased, however it was sold and paid off. Documentation was received for the sale of a XX on XX/XX/XXXX, however, XXXX account #XX shows a payment of $XX to XXXX on XX/XX/XXXX and a payment of $XXXX to XXXX on XX/XX/XXXX which is after the sale took place.

4/27/2022: Resolved. Received XXXX bill for XXXX where the payment on 3/17/2022
4/25/2022: Remains. Received rebuttal stating there is no evidence in the file that a new auto loan was incurred. The credit report supplement does not show this obligation, inquiries and borrower explanation said no new debt was incurred, and the borrower signed a undisclosed debt acknowledgment that there was no new debt. Review Response: The consumer explanation summary for inquiries (pg 224) does indicate the borrower obtained new credit with XXXX with a comment noting a new car was purchased, however it was sold and paid off. Documentation was received for the sale of a XXXX on 1/14/2022, however, XXXX shows a payment of XXXX to XXXX on 3/17/2022 and a payment of XXXX to XXXX on 2/14/22 which is after the sale took place.

XXXX	4350100772	XXXXXXXXX			Compliance	Compliance	Resolved	Resolved	W5XIUMC10CD-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Reinspection Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $XXis required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).		Lender provided COC date of XX/XX/XXXX	4/13/22 Cleared, provided COC date.	4/13/22 Cleared, provided COC date.
XXXX	4350100772	XXXXXXXXX			Valuation	Value	Resolved	Resolved	W5XIUMC10CD-M0XGEFL4	Quality of Appraisal Report Unacceptable	* Quality of Appraisal Report Unacceptable (Lvl R)	The appraisal shows there is no seller credit; however, per the final CD and contract of sale (p.380), there is a seller credit of $XX. Additionally, the appraiser does not address that it is a non-arms-length transaction and per guidelines, the appraiser must be notified.			4/22/2022: Resolved. Received rebuttal stating the seller credit is within guidelines and there is not an obligation to disclose that to the appraiser unless it exceeds the conventional closing cost allowance. All aspects of the sale appear to be arms-length in nature and not requiring notice to the appraiser. Review Response: Reviewed purchase contract and affiliated business disclosure. The buyer has no relation to seller, agents, LO, closer, or appraiser. Appraiser notes this is an arms length transaction. The non-arms length issue is resolved. The appraiser indicates the contract dated XX/XX/XXXX was reviewed which includes the seller contributions and should be noted on the appraisal.	4/22/2022: Resolved. Received rebuttal stating the seller credit is within guidelines and there is not an obligation to disclose that to the appraiser unless it exceeds the conventional closing cost allowance. All aspects of the sale appear to be arms-length in nature and not requiring notice to the appraiser. Review Response: Reviewed purchase contract and affiliated business disclosure. The buyer has no relation to seller, agents, LO, closer, or appraiser. Appraiser notes this is an arms length transaction. The non-arms length issue is resolved. The appraiser indicates the contract dated 12/10 was reviewed which includes the seller contributions and should be noted on the appraisal.
XXXX	4350100772	XXXXXXXXX			Credit	Credit	Resolved	Resolved	W5XIUMC10CD-5ENZSYCH	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)	DTI exceed max by XX%, subject DTI XX%, maximum tolerance XX%. 1008/1003 reflects base pay of $XX and bonus income of $XX and commission income of $XXfor total qualifying income of $XX. Audit included base $XX and commission of $XXtotaling $XX. Bonus income was not utilized as the borrower does not have a history of receiving it. Per the VOE (p.368), there has been no bonus income received other than the first two months of 2022.	$XX residual income after all expenses. Borrower employed at current job for XX years.		5/31/2022: Resolved. The borrower received an annual bonus for 2021 paid out in XX/XX/XXXX for $XX This divided by 12 = $XX monthly. The borrower shows 1 year of receipt of this bonus as per the VOE in file. The borrower received a promotion in XX/XXXX leading to the bonus structure that he received. Guidelines require 1 year of bonus income to qualify.	5/31/2022: Resolved. The borrower received an annual bonus for 2021 paid out in 2/2022 for $20010. This divided by 12 = $2,000.83 monthly. The borrower shows 1 year of receipt of this bonus as per the VOE in file. The borrower received a promotion in 12/2020 leading to the bonus structure that he received. Guidelines require 1 year of bonus income to qualify.
XXXX	4350100772	XXXXXXXXX	Credit	Eligibility	Active	2: Acceptable with Warnings	W5XIUMC10CD-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl 2)	Per lender guidelines, an LTV of XX% is the maximum allowable for a borrower with a score of XXX and the subject LTV is XX%. The loan file contains an approved exception for an LTV of XX% with a score of 621 based on reserves. Audit review reveals reserves are less than origination and not sufficient to meet six-month requirement. Exception in file pg 162 allows FICO Exception to allow XX% LTV on Homeowners Plus with a XXXFICO is required. Compensating factors listed are 7 months vs 3 months required in reserves.	Borrower has $XX residual income after all expenses. Borrower has been employed at current job for XX years. Reserves of X months piti vs X months required. DTI is XX% vs XX% per program guidelines.	5/31/2022: Resolved. The borrower received an annual bonus for 2021 paid out in 2/2022 for $20010. This divided by 12 = $2,000.83 monthly. The borrower shows 1 year of receipt of this bonus as per the VOE in file. The borrower received a promotion in 12/2020 leading to the bonus structure that he received. Guidelines require 1 year of bonus income to qualify
4/25/2022: Remains. Received rebuttal stating the exception was approved relying on the reserves which were justified, the 401K balance was net of the loan. Audit review reveals reserves are less than origination and not sufficient to meet six-month requirement as 401K documentation provided does not indicate the vested balance is after the loans.

5/13/2022: Remains. Exception is based on reserves. Provide documentation the 401(k) vested balance is after the loans were received.

6/7/2022: Remains. Received the 1008 with assets listed but missing documentation the 401(k) vested balance is after the loans were received	5/31/2022: Resolved. The borrower received an annual bonus for 2021 paid out in 2/2022 for $20010. This divided by 12 = $2,000.83 monthly. The borrower shows 1 year of receipt of this bonus as per the VOE in file. The borrower received a promotion in 12/2020 leading to the bonus structure that he received. Guidelines require 1 year of bonus income to qualify

4/25/2022: Remains. Received rebuttal stating the exception was approved relying on the reserves which were justified, the 401K balance was net of the loan. Audit review reveals reserves are less than origination and not sufficient to meet six-month requirement as 401K documentation provided does not indicate the vested balance is after the loans.

5/13/2022: Remains. Exception is based on reserves. Provide documentation the 401(k) vested balance is after the loans were received.

																6/7/2022: Remains. Received the 1008 with assets listed but missing documentation the 401(k) vested balance is after the loans were received
XXXX	4350100772	XXXXXXXXX	Credit	Guidelines	Active	2: Acceptable with Warnings	W5XIUMC10CD-A2KGH6U9	Consumer lates exceed guidelines	* Consumer lates exceed guidelines (Lvl 2)	Credit report reflects open charge off XX with a balance of $XXX Per lender guidelines section 4.11 item must either be paid off or X%of the balance must be included in the DTI and the DTI must be less than XX% including the payment. XX/XX/XXXX; Exception received dated XX/XX/XXXX to allow for the $XXXX charge off account to be included into the DTI. compensating factors listed were 7 months in reserves vs 3 months required and DTI of XX% which is X% below program guidelines.	Borrower has $XXresidual income after all expenses. Borrower has been employed at current job for XX years. Reserves of Xmonths piti vs Xmonths required. DTI is XX% vs XX% per program guidelines.	6/14/2022: Resolved. The borrowers business bank statements show that the xxxx acct for $1,492.77 has been paid for 3 month by the business and prior to this there was an $800.00 For auto payment made by business that this account appears to have replaced. Removing this payment from the DTI results in a DTI of 43.4%.
4/22/2022: Remains. Received rebuttal stating the charge off DLA was XX/XX/XXXX and has bot been sent for collections. When a charge-off happens the original lender cannot take recourse on the debt and has to sell it as a collection. Seller was not concerned with the charge-off remaining on the basis the account was formally charged off, current lender not having recourse, and the outstanding debt not being sold to an outside collector for recourse. Review Response: The credit report is reporting the charge off as of XX/XX/XXXX with a past due balance of $XX. While the account is listed as a charge-off the past due balance reporting constitutes an open charge-off as it has not been sold or transferred as a collection to reflect a 0 balance. Per lender guidelines section 4.11 item must either be paid off or XX% of the balance must be included in the DTI and the DTI must be less than XX% including the payment.
5/31/2022: Remains. Request to consider charge off at adding XX% monthly from the charge off balance is $XX = $XX monthly when added to the DTI with the inclusion of the bonus income for qualifying, the DTI is XX%. Max allowed is XX%. This does not meet guideline requirements.	6/14/2022: Resolved. The borrowers business bank statements show that the xxxx acct for $1,492.77 has been paid for 3 month by the business and prior to this there was an $800.00 For auto payment made by business that this account appears to have replaced. Removing this payment from the DTI results in a DTI of 43.4%.
4/22/2022: Remains. Received rebuttal stating the charge off DLA was 10/2018 and has bot been sent for collections. When a charge-off happens the original lender cannot take recourse on the debt and has to sell it as a collection. Seller was not concerned with the charge-off remaining on the basis the account was formally charged off, current lender not having recourse, and the outstanding debt not being sold to an outside collector for recourse. Review Response: The credit report is reporting the charge off as of 1/22 with a past due balance of $36409. While the account is listed as a charge-off the past due balance reporting constitutes an open charge-off as it has not been sold or transferred as a collection to reflect a 0 balance. Per lender guidelines section 4.11 item must either be paid off or 5% of the balance must be included in the DTI and the DTI must be less than 50% including the payment.
																5/31/2022: Remains. Request to consider charge off at adding 5% monthly from the charge off balance is $36,409 = $1,820.45 monthly when added to the DTI with the inclusion of the bonus income for qualifying, the DTI is 53.1%. Max allowed is 50%. This does not meet guideline requirements.
XXXX	4350100773	XXXXXXXXX	XXXXXXXXX	Credit	Credit	Resolved	Resolved	ZLDHXMSBOHW-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	Business debts appearing on the borrower's credit report with XX (3 loans) and XX were excluded from the borrower's monthly liabilities at origination. Lender Guidelines, Section 5.4 states that if the business debt is listed on the borrower’s personal credit report, it must be included in the debt-to-income ratio. Debts can be excluded from the DTI ratio with the most recent 6 months canceled checks drawn against the business account; AND tax returns reflect the business income deduction. Tax returns reflecting the business income deduction were not located in the loan file.	6/14/2022: Resolved. The borrowers business bank statements show that the XX acct for $XXX has been paid for 3 month by the business and prior to this there was an $XX For auto payment made by business that this account appears to have replaced. Removing this payment from the DTI results in a DTI of XX%.
6/7/2022: Remains. Received spreadsheet of business payments to auto loans. spreadsheet is insufficient. canceled checks, bank statements or auto payment history showing which account paid monthly is missing
6/14/2022: Resolved. The borrowers business bank statements show that the xxxx acct for $1,492.77 has been paid for 3 month by the business and prior to this there was an $800.00 For auto payment made by business that this account appears to have replaced. Removing this payment from the DTI results in a DTI of 43.4%.
6/7/2022: Remains. Received spreadsheet of business payments to auto loans. spreadsheet is insufficient. canceled checks, bank statements or auto payment history showing which account paid monthly is missing

XXXX	4350100773	XXXXXXXXX	XXXXXXXXX	Credit	Credit	Resolved	Resolved	ZLDHXMSBOHW-5ENZSYCH	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)	The DTI ratio of XX% exceeds the maximum DTI of XX%. The credit report in file (p. 152) includes 4 auto loans with XX and XX that are paid by the business. Lender Guidelines, Section 5.4 states that if the debt is listed on the borrower’s personal credit report, it must be included in the debt-to-income ratio. Debts can be excluded from the DTI ratio with the most recent 6 months canceled checks drawn against the business account; AND tax returns reflect the business income deduction.
The business bank statement reflect 6 months payment of the auto loans for XX ($XX month) andXX ($XX month). The business bank statements do not reflect 6 months payments on the auto loan with XX ($XX month) as the loan was 1x30, 1x60 in XX/XXXX and XX/XXXX. The auto loan with XX ($XXmonth) was also included as the loan originated XX/XXXX and the bank statements only reflect two months payments by the business. When these auto loan payments are included, the DTI increases to XX%.	Reserves - Reserves: XX months cash reserves exceed the minimum X months required cash reserves by XX months. Downpayment: The XX% downpayment exceeds the minimum XX% required downpayment by XX%.	6/14/2022: Resolved. The borrowers business bank statements show that the XX acct for $XX has been paid for 3 month by the business and prior to this there was an $XX For auto payment made by business that this account appears to have replaced. Removing this payment from the DTI results in a DTI of XX%.
6/7/2022: Remains. Received CFT for DTI of XX% but missing AUS and 1008 with updated dti
6/14/2022: Resolved. The borrowers business bank statements show that the xxxx acct for $1,492.77 has been paid for 3 month by the business and prior to this there was an $800.00 For auto payment made by business that this account appears to have replaced. Removing this payment from the DTI results in a DTI of 43.4%.
6/7/2022: Remains. Received CFT for DTI of 53% but missing AUS and 1008 with updated dti

XXXX	4350100773	XXXXXXXXX	XXXXXXXXX		Compliance	Compliance	Resolved	Resolved	ZLDHXMSBOHW-ZXW1VRQZ	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)	This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii)). The initial CD is missing from the loan file. The only CD provided was issued 5/18/22 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 5/18/22. If disclosure was delivered electronically, the E-consent is required as well.			6/6/2022 Resolved. The CD dated XX/XX/XXXX resolved the initial CD delivery date test.	6/6/2022 Resolved. The CD dated 5/10/22 resolved the initial CD delivery date test.
XXXX	4350100773	XXXXXXXXX	XXXXXXXXX	Credit	Eligibility	Resolved	Resolved	ZLDHXMSBOHW-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	The DTI ratio of XX% exceeds the maximum DTI of XX%. The credit report in file (p. 152) includes 4 auto loans with XX and XX that are paid by the business. Lender Guidelines, Section 5.4 states that if the debt is listed on the borrower’s personal credit report, it must be included in the debt-to-income ratio. Debts can be excluded from the DTI ratio with the most recent 6 months canceled checks drawn against the business account; AND tax returns reflect the business income deduction.
												The business bank statement reflect 6 months payment of the auto loans for XX ($XX month) and XX ($XX month). The business bank statements do not reflect 6 months payments on the auto loan withXX ($XX month) as the loan was 1x30, 1x60 in XX/XXXX and XX/XXXX. The auto loan with XX ($XX month) was also included as the loan originated XX/XXXX and the bank statements only reflect two months payments by the business. When these auto loan payments are included, the DTI increases to XX%.	Reserves - Reserves: XX months cash reserves exceed the minimum X months required cash reserves by XX months. Downpayment: The XX% downpayment exceeds the minimum XX% required downpayment by XX%.		6/3/2022: Resolved. Received the breakout of assets as required. 6/7/2022: Remains. Received CFT for DTI of XX% but missing AUS and 1008 with updated dti	6/3/2022: Resolved. Received the breakout of assets as required. 6/7/2022: Remains. Received CFT for DTI of 53% but missing AUS and 1008 with updated dti
XXXX	4350100773	XXXXXXXXX	XXXXXXXXX		Credit	Credit	Resolved	Resolved	ZLDHXMSBOHW-IAW403JB	Occupancy- Potential Occupancy Misrepresentation	* Occupancy- Potential Occupancy Misrepresentation (Lvl R)	The initial loan application (p. 113) indicates the borrower will not occupy the subject property as their primary residence. Additionally, a Supplemental Addendum to the appraisal (p. 405) indicates the rental survey has been removed from the report at the lender’s request. The borrower is buying down in value based on the value of their current primary residence as indicated on the final 1003 (p. 738). A letter of explanation for the purchase of the subject property as a primary residence was located in the loan file (p.220); however, an explanation for the occupancy discrepancy between the initial and final loan applications, along with the request for removal of the rent survey from the appraisal, was not located in the loan file.			6/7/2022: Resolved. Received explanation for the occupancy discrepancy	6/7/2022: Resolved. Received explanation for the occupancy discrepancy
XXXX	4350100761	XXXXXXXXX	XXXXXXXXX	Credit	Credit	Resolved	Resolved	YVB3Y2KA5IN-T9232EW5	Borrower(s) Months Reserves Requirement (Fail)	* Borrower(s) Months Reserves Requirement (Fail) (Lvl R)	The guidelines page 6 required 9 months reserves. The guidelines section 9.2 did not allow net proceeds from cash-out transactions to meet the reserve requirement. The file did not contain any asset documentation. The file contained an exception on page 116 approving the cash out proceeds to satisfy the reserve requirement.	XX% LTV is below the maximum XX% LTV by XX%
XX Representative credit score exceeds the minimum required credit score of XX by XX Points.
DSCR ratio of 1.4 exceeds the minimum requirement of 1.0 by .0.4 points.
0x30 mortgage history for 74 months.

XXXX	4350100761	XXXXXXXXX	XXXXXXXXX	Credit	Credit	Resolved	Resolved	YVB3Y2KA5IN-O81CR1RX	Borrower(s) Reserves Requirement (Fail)	* Borrower(s) Reserves Requirement (Fail) (Lvl R)	The guidelines page 6 required 9 months reserves. The guidelines section 9.2 did not allow net proceeds from cash-out transactions to meet the reserve requirement. The file did not contain any asset documentation. The file contained an exception on page 116 approving the cash out proceeds to satisfy the reserve requirement.	XX% LTV is below the maximum XX% LTV by XX%
xxx Representative credit score exceeds the minimum required credit score of XX  by XXPoints.
DSCR ratio of 1.4 exceeds the minimum requirement of 1.0 by .0.4 points.
													0x30 mortgage history for 74 months.
XXXX	4350100761	XXXXXXXXX	XXXXXXXXX		Credit	Doc Issue	Resolved	Resolved	YVB3Y2KA5IN-03ELN9DK	Note data is missing or inaccurate	* Note data is missing or inaccurate (Lvl R)	City in property address is misspelled on all legal documents. All Closing documents reflect city name as xxxxx, when title, appraisal and legal description refer to the property city as XX.		The lender provided an updated note with the correct spelling of the city.	7.27.2022: Resolved. The lender provided an updated note with the correct spelling of the city.	7.27.2022: Resolved. The lender provided an updated note with the correct spelling of the city.
XXXX	4350100761	XXXXXXXXX	XXXXXXXXX		Credit	Guidelines	Resolved	Resolved	YVB3Y2KA5IN-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl R)	Missing copy of lease agreement from loan file. Per guidelines section 13.2.3.2, a current lease at time of close is required for all refinance transactions.		The lender provided the short term rental agreement and receipt of rents.	6.28.2022: Resolved. The lender provided the short term rental agreement and receipt of rents	6.28.2022: Resolved. The lender provided the short term rental agreement and receipt of rents
XXXX	4350100761	XXXXXXXXX	XXXXXXXXX	Credit	Credit	Active	2: Acceptable with Warnings	YVB3Y2KA5IN-KN6IC5WB	Missing asset documentation (ATR)	* Missing asset documentation (ATR) (Lvl 2)	The guidelines page 6 required 9 months reserves. The guidelines section 9.2 did not allow net proceeds from cash-out transactions to meet the reserve requirement. The file did not contain any asset documentation. The file contained an exception on page 116 approving the cash out proceeds to satisfy the reserve requirement.	XX% LTV is below the maximum XX% LTV by XX%
XX Representative credit score exceeds the minimum required credit score of XX by XX Points.
DSCR ratio of 1.4 exceeds the minimum requirement of 1.0 by .0.4 points.
													0x30 mortgage history for 74 months.
XXXX	4350100774	XXXXXXXXX	XXXXXXXXX		Credit	Credit	Resolved	Resolved	YHRRDG5SVV3-08D7I9DC	Asset Verification insufficient	* Asset Verification insufficient (Lvl R)	The gift letter in from indicates the borrower received gift funds from their brother in the amount of $XX (p. 273). The gift letter indicates the gift funds were transferred directly to title; however, documentation of the gift funds transferred to title and/or receipt of $XX in gift funds by the borrower were not located in the loan file.			6/1/2022: Resolved. received the receipt of the $XX from the title company	6/1/2022: Resolved. received the receipt of the $XX from the title company
XXXX	4350100774	XXXXXXXXX	XXXXXXXXX		Credit	Credit	Resolved	Resolved	YHRRDG5SVV3-5ENZSYCH	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)	The DTI of XX% exceeds the maximum DTI of <=XX%.	Reserves - Reserves: XX months of cash reserves of exceeds the minimum required reserves of XX months by XXmonths.		6/1/2022: Resolved. Received approved compensating factor tool for loan with DTI of XX%	6/1/2022: Resolved. Received approved compensating factor tool for loan with DTI of XX%
XXXX	4350100774	XXXXXXXXX	XXXXXXXXX	Credit	Credit	Resolved	Resolved	YHRRDG5SVV3-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	Business assets were used for the earnest money deposit of $XX and the $XX draw/large deposit to the borrower's xxxxx account. A signed letter from a CPA or borrower verifying the withdrawal of funds for the transaction will not have a negative impact on the business was not located in the loan file.	The guideline states the following: A signed letter from a CPA or borrower must also be obtained verifying the withdrawal of funds for the transaction will not have a negative impact on the business OR the underwriter may document a cash flow analysis of the business to explain why there would not be a negative impact on future operations.

In lieu of a letter from the CPA or borrower, we have the UW Analysis.	6/3/2022: Resolved. Received the breakout of assets as required.
6/1/2022: Remains. Received asset worksheet. Missing the signed letter from a CPA or borrower verifying the withdrawal of funds for the transaction will not have a negative impact on the business
6/3/2022: Resolved. Received the breakout of assets as required.
6/1/2022: Remains. Received asset worksheet. Missing the signed letter from a CPA or borrower verifying the withdrawal of funds for the transaction will not have a negative impact on the business

XXXX	4350100774	XXXXXXXXX	XXXXXXXXX		Credit	Eligibility	Resolved	Resolved	YHRRDG5SVV3-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	The DTI of XX% exceeds the maximum DTI of <=XX%.	Reserves - Reserves: XX months of cash reserves of exceeds the minimum required reserves of XX months by XX months.		6/1/2022: Resolved. Received approved compensating factor tool for loan with DTI of XX%	6/1/2022: Resolved. Received approved compensating factor tool for loan with DTI of XX%
XXXX	4350100775	XXXXXXXXX	XXXXXXXXX		Compliance	Disclosures	Active	2: Acceptable with Warnings	QA31GJEQUJ1-3LSSZ104	App on/after 2010 & Svc Provider List is Missing	* Application on/after 2010 and Service Provider List is Missing (Lvl 2)	The Service Provider List is missing. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, shoppable fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL.